SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of restricted cash and cash equivalents

	December 31,
	2023	2022
Cash and cash equivalents	$553	$837
Restricted cash - current assets	-	271
Restricted cash - long-term assets	28	34
Total cash, cash equivalents, and restricted cash	$581	$1,142

Schedule of estimated useful lives of the assets

%
Computers and software	33
Office furniture and equipment	6 - 15
Electronic equipment	12 - 25
Leasehold improvements	Over the shorter of the related lease period or the life of the asset